RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2019
RELATED PARTY TRANSACTIONS
NOTE 10. RELATED PARTY TRANSACTIONS

The Company sourced some of its funding from Michael Lee, CEO and director, Ford Moore and Dave Milroy, directors, by issuing promissory notes.

During the years ended September 30, 2019, the Company did not issue any promissory notes or shares to Michael Lee, Ford Moore, and Dave Milroy.

During the years ended September 30, 2018 and 2017, the Company issued promissory notes in the amount of $0 and $101,126 respectively to Michael Lee. As of September 30, 2018 and 2017, the notes payable balances for Michael Lee were $0 and $246,690 respectively, including accrued interests of $0 and $62,138 and unamortized debt discount in the amount of $0 and $74,778, respectively. Among all the loans borrowed from Mr. Lee, as of September 30, 2018, $214,414 of loans were attached with 1,072,385 warrants, which were subject to debt discount amortization and fully amortized on September 30, 2018.

During the years ended September 30, 2018 and 2017, the Company issued promissory notes in the amount of $20,000 and $0 respectively to Ford Moore. As of September 30, 2018 and 2017, the notes payable balances for Ford Moore were $0 and $112,606, respectively, including accrued interests of $0 and $27,180 and unamortized debt discount in the amount of $0 and $14,574, respectively. Among all the loans borrowed from Ford Moore, as of September 30, 2018, $120,000 of loans were attached with 600,000 warrants, which were subject to debt discount amortization, and fully amortized on September 30, 2018.

During the years ended September 30, 2018 and 2017, the Company issued promissory notes in the amount of $30,000 and $0 respectively to David Milroy. As of September 30, 2018 and 2017, the notes payable balances for David Milroy were $0 and $75,425 respectively, including accrued interests of $0 and $19,543, and unamortized debt discount in the amount of $0 and $14,119, respectively. Among all the loans borrowed from David Milroy, as of September 30, 2018, $85,000 of loans were attached with 500,000 shares of warrants, subject to debt discount amortization, was fully amortized on September 30, 2018.

During the year ended September 30, 2017, Michael Lee provided management services to the Company with the amount of $120,000, paid $30,571 expenses on behalf of the Company, advanced $22,565 to the Company, and received $63,816 repayment from the Company. Together with the balance due to him carried over from prior years, the total balance due to him as of September 30, 2017 is $534,529.

During the year ended September 30, 2018, Michael Lee provided management services to the Company with the amount of $66,000, paid $18,744 expenses on behalf of the Company, advanced $291 to the Company, and received $50,701 repayment in cash and $860,929 in shares from the Company. Together with the balance due to him carried over from prior years, the total balance due to him as of September 30, 2018 is $60,000.

During the year ended September 30, 2019, Michael Lee provided management services to the Company with the amount of $30,000, paid $22,236.51 expenses on behalf of the Company, advanced $16,523.02 to the Company, and received $10,056.40 repayment in cash from the Company. Together with the balance due to him carried over from prior years, the total balance due to him as of September 30, 2019 is $136,703.13.

On January 30, 2018, the Company issued 600,000 shares at a price of $0.12 per share to Winfield, Yongbiao Ding, the CFO of the Company for net proceeds of $72,000.

On September 30, 2018, the Company issued 2,869,764 shares to Michael Lee, the CEO of the Company, in exchange for the cancellation of $860,929 in debt owed by the Company.

On September 30, 2018, the Company issued 534,578 shares to Ford Moore, a director of the Company, in exchange for the cancellation of $160,373 in debt owed by the Company.

On September 30, 2018, the Company issued 380,130 shares to David Milroy, a director of the Company, in exchange for the cancellation of $114,039 in debt owed by the Company.

On September 30, 2018, the Company issued 113,723 shares to Ruby Hui, over 5% shareholder of the Company in exchange for the cancellation of $34,117 in debt owed by the Company.

On September 30, 2018, the Company issued 66,020 shares to Vago International Limited, over 10% shareholder of the Company in exchange for the cancellation of $19,806 in debt owed by the Company.

On September 30, 2018, the Company issued 7,390,709 shares to First Scion Investments Limited, over 5% shareholder of the Company in exchange for the cancellation of $2,217,213 in debt owed by the Company.

On September 30, 2018, the Company issued 715,113 shares to Dong Liang, an affiliate of the Company in exchange for the cancellation of $214,514 in debt owed by the Company.